Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Compensation actually paid (CAP), as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. In addition, the Compensation & Talent Development Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented. For further information concerning our pay-for-performance philosophy and how we align our executive compensation programs with the Company’s performance, refer to the “Compensation Discussion & Analysis” section.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Operating EBITDA(4) (in millions)	Net Income (in millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	11,710,612	23,659,702	3,043,841	5,841,533	135.5	108.1	2,053	609
2022	10,423,007	2,922,323	2,668,741	1,521,248	75.9	73.9	2,101	766
2021	11,498,501	19,130,706	3,095,248	4,871,149	129.2	127.1	2,224	733

(1)
For purposes of this disclosure, “PEO” refers to Principal (or Chief) Executive Officer. For the fiscal years presented, represents amount reported for our PEO and average amount reported for our non-PEO NEOs, under the “Total” column of the Summary Compensation Table (“SCT”). Thomas Salmon was our PEO for each fiscal year. The following executive officers served as the Non-PEO NEOs for each fiscal year: Mark Miles, Curt Begle, Jean-Marc Galvez and Jason Greene.

(2)
Dollar amounts represent Compensation Actually Paid (“CAP”) for our PEO and the average CAP to our non-PEO NEOs for each fiscal year. CAP has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect the actual compensation earned by or paid to the applicable NEO for any fiscal year. CAP reflects the following adjustments to the SCT amounts for equity awards reported for the PEO and the Non-PEO NEOs:

	PEO			Non-PEO NEOs
Adjustments to Determine	2021	2022	2023	2021	2022	2023
SUMMARY COMPENSATION TABLE (SCT) TOTAL COMPENSATION	11,498,501	10,423,007	11,710,612	3,095,248	2,668,741	3,043,841
Deduction for Amounts Reported under the “Stock-Based Awards” Column in the SCT	(4,853,472)	(3,599,993)	(2,971,726)	(1,008,864)	(750,001)	(629,424)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(3,405,714)	(4,361,776)	(5,167,001)	(707,943)	(908,697)	(1,094,411)
Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	10,369,841	5,513,026	10,008,047	2,155,538	1,586,137	2,389,638
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	4,491,700	(5,656,529)	6,587,221	987,570	(1,204,634)	1,381,370
Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	1,029,850	604,587	3,492,549	349,600	129,703	750,519
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year
COMPENSATION “ACTUALLY PAID” (CAP)	19,130,706	2,922,323	23,659,702	4,871,149	1,521,248	5,841,533

(3)
Our Peer Group TSR is the Dow Jones Containers & Packaging Index (DJCPI) and is the same group of companies used in our Common Stock Performance Comparison graph as included in our Annual Report. The majority of our sales and earnings are generated from our global packaging business, and members of the DJCPI compete across similar markets and product categories for rigid packaging, flexible packaging and secondary packaging.

(4)
Operating EBITDA is a non-GAAP financial measure defined as earnings before interest, taxes, depreciation and amortization, derived from our U.S. GAAP net earnings and subject to certain specified adjustments.

Company Selected Measure Name	Operating EBITDA
Named Executive Officers, Footnote
(1)
For purposes of this disclosure, “PEO” refers to Principal (or Chief) Executive Officer. For the fiscal years presented, represents amount reported for our PEO and average amount reported for our non-PEO NEOs, under the “Total” column of the Summary Compensation Table (“SCT”). Thomas Salmon was our PEO for each fiscal year. The following executive officers served as the Non-PEO NEOs for each fiscal year: Mark Miles, Curt Begle, Jean-Marc Galvez and Jason Greene.

Peer Group Issuers, Footnote
(3)
Our Peer Group TSR is the Dow Jones Containers & Packaging Index (DJCPI) and is the same group of companies used in our Common Stock Performance Comparison graph as included in our Annual Report. The majority of our sales and earnings are generated from our global packaging business, and members of the DJCPI compete across similar markets and product categories for rigid packaging, flexible packaging and secondary packaging.

PEO Total Compensation Amount	$ 11,710,612	$ 10,423,007	$ 11,498,501
PEO Actually Paid Compensation Amount	$ 23,659,702	2,922,323	19,130,706
Adjustment To PEO Compensation, Footnote
(2)
Dollar amounts represent Compensation Actually Paid (“CAP”) for our PEO and the average CAP to our non-PEO NEOs for each fiscal year. CAP has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect the actual compensation earned by or paid to the applicable NEO for any fiscal year. CAP reflects the following adjustments to the SCT amounts for equity awards reported for the PEO and the Non-PEO NEOs:

	PEO			Non-PEO NEOs
Adjustments to Determine	2021	2022	2023	2021	2022	2023
SUMMARY COMPENSATION TABLE (SCT) TOTAL COMPENSATION	11,498,501	10,423,007	11,710,612	3,095,248	2,668,741	3,043,841
Deduction for Amounts Reported under the “Stock-Based Awards” Column in the SCT	(4,853,472)	(3,599,993)	(2,971,726)	(1,008,864)	(750,001)	(629,424)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(3,405,714)	(4,361,776)	(5,167,001)	(707,943)	(908,697)	(1,094,411)
Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	10,369,841	5,513,026	10,008,047	2,155,538	1,586,137	2,389,638
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	4,491,700	(5,656,529)	6,587,221	987,570	(1,204,634)	1,381,370
Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	1,029,850	604,587	3,492,549	349,600	129,703	750,519
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year
COMPENSATION “ACTUALLY PAID” (CAP)	19,130,706	2,922,323	23,659,702	4,871,149	1,521,248	5,841,533

Non-PEO NEO Average Total Compensation Amount	$ 3,043,841	2,668,741	3,095,248
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,841,533	1,521,248	4,871,149
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Dollar amounts represent Compensation Actually Paid (“CAP”) for our PEO and the average CAP to our non-PEO NEOs for each fiscal year. CAP has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect the actual compensation earned by or paid to the applicable NEO for any fiscal year. CAP reflects the following adjustments to the SCT amounts for equity awards reported for the PEO and the Non-PEO NEOs:

	PEO			Non-PEO NEOs
Adjustments to Determine	2021	2022	2023	2021	2022	2023
SUMMARY COMPENSATION TABLE (SCT) TOTAL COMPENSATION	11,498,501	10,423,007	11,710,612	3,095,248	2,668,741	3,043,841
Deduction for Amounts Reported under the “Stock-Based Awards” Column in the SCT	(4,853,472)	(3,599,993)	(2,971,726)	(1,008,864)	(750,001)	(629,424)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(3,405,714)	(4,361,776)	(5,167,001)	(707,943)	(908,697)	(1,094,411)
Fair value as of the end of the covered fiscal year of equity compensation granted during the covered fiscal year	10,369,841	5,513,026	10,008,047	2,155,538	1,586,137	2,389,638
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	4,491,700	(5,656,529)	6,587,221	987,570	(1,204,634)	1,381,370
Fair value as of the end of the covered fiscal year of equity compensation that was granted and that vested during the covered fiscal year
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	1,029,850	604,587	3,492,549	349,600	129,703	750,519
Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during covered fiscal year
COMPENSATION “ACTUALLY PAID” (CAP)	19,130,706	2,922,323	23,659,702	4,871,149	1,521,248	5,841,533

Tabular List, Table
Relationship Between Compensation Actually Paid and Performance
In accordance with the SEC’s rules, the following section describes the relationship between Compensation Actually Paid (CAP) and the Company’s performance metrics set forth in the table above over the fiscal years presented:
•
As noted in the above table, our TSR performance exceeded our peer group TSR in each of the fiscal years presented, and the negative TSR performance in fiscal 2022 correlates with the reduction in CAP in fiscal 2022.

•
Our Operating EBITDA declined in each of the fiscal years presented, and CAP also declined in fiscal 2022. While the Operating EBITDA sequential declines do not directly correlate with the changes in CAP for all fiscal years presented in the table above, typically performance is measured against market expectations which are impacted by various factors (i.e., normalization from COVID related benefits, acquisition/divestitures, changes in foreign currency exchange rates, timing of passing on inflation, general market softness/outlook, etc.).

•
Net income (calculated in accordance with GAAP) increased from fiscal 2021 to fiscal 2022 and decreased in fiscal 2023 and was not directly correlated with CAP for the fiscal years presented. The Company does not use net income to determine compensation levels or incentive plan payouts.

Relationship Between Compensation Actually Paid and Performance
Our executive compensation programs are designed to ensure alignment between executive pay, business performance and shareholders. For the last fiscal year, the most important financial performance measures used to link Compensation Actually Paid to our PEO and Non-PEO NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) to Company performance are listed below in no specific ranked order:
•
TSR

•
Operating EBITDA

•
Free Cash Flow

Total Shareholder Return Amount	$ 135.5	75.9	129.2
Peer Group Total Shareholder Return Amount	108.1	73.9	127.1
Net Income (Loss)	$ 609,000,000	$ 766,000,000	$ 733,000,000
Company Selected Measure Amount	2,053	2,101	2,224
PEO Name	Thomas Salmon
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Non-GAAP Measure Description
(4)
Operating EBITDA is a non-GAAP financial measure defined as earnings before interest, taxes, depreciation and amortization, derived from our U.S. GAAP net earnings and subject to certain specified adjustments.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Stock Awards Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,971,726)	$ (3,599,993)	$ (4,853,472)
PEO | Option Awards Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,167,001)	(4,361,776)	(3,405,714)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,008,047	5,513,026	10,369,841
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,587,221	(5,656,529)	4,491,700
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,492,549	604,587	1,029,850
Non-PEO NEO | Stock Awards Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(629,424)	(750,001)	(1,008,864)
Non-PEO NEO | Option Awards Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,094,411)	(908,697)	(707,943)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,389,638	1,586,137	2,155,538
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,381,370	(1,204,634)	987,570
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 750,519	$ 129,703	$ 349,600